PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 5,300	$ 5,000	$ 20,300	$ 19,700
Property, plant and equipment, net	70,596		65,800	44,154
United States
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 65,900		$ 63,000	$ 41,800
Property, plant and equipment net, Percentage	93.00%		96.00%	95.00%
Canada
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net			$ 2,800	$ 2,300
Property, plant and equipment net, Percentage			4.00%	5.00%
Canada and Internationally
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 4,700		$ 2,800
Property, plant and equipment net, Percentage	7.00%		4.00%